Employee Benefit Plans	12 Months Ended
Dec. 31, 2011
Compensation and Retirement Disclosure [Abstract]
Employee Benefit Plans
EMPLOYEE BENEFIT PLANS
DEFINED BENEFIT PENSION PLAN
At December 31, 2011 and 2010, the accumulated benefit obligation of this plan was $154 million and $135 million, respectively, and the fair value of the plan assets were $94 million and $91 million, respectively, resulting in an unfunded accumulated benefit obligation of $60 million and $44 million, respectively, which is recorded in Other non-current liabilities in the Consolidated Balance Sheets. Participation in this plan was frozen as of July 1, 1997. The projected benefit obligation of this plan is equal to the accumulated benefit obligation as almost all of the employees participating in this plan are no longer accruing benefits.
The following tables show the changes in benefit obligation and plan assets for the defined benefit pension plan during the years ended:

	2011	2010
Change in benefit obligation
Benefit obligation at beginning of year	$135	$125
Interest cost	7	7
Actuarial (gain) loss	20	11
Net benefits paid	(8)	(8)
Benefit obligation at end of year	154	135
Change in plan assets
Fair value of plan assets at beginning of year	$91	$86
Actual return on plan assets	3	10
Employer contribution	8	3
Net benefits paid	(8)	(8)
Fair value of plan assets at end of year	94	91
Underfunded at end of year	$60	$44

The weighted average assumptions that were used to determine the Company’s benefit obligation and net periodic benefit cost for the following years ended December 31 are:

	2011	2010
Discount rate for year-end obligation	4.10%	5.20%
Discount rate for net periodic pension cost	5.20%	5.70%
Expected long term return on assets for year-end obligation	7.50%	7.50%
Expected long-term return on assets for net periodic pension cost	7.25%	7.50%
Compensation increase	—	—

The net periodic pension cost for 2011 was approximately $3 million and is comprised of interest cost of approximately $7 million and the amortization of the actuarial net loss of $3 million offset by a benefit of $7 million for the expected return on assets. The net periodic pension cost for 2010 was approximately $3 million and is comprised of interest cost of approximately $7 million and the amortization of the actuarial net loss of $2 million offset by a benefit of $6 million for the expected return on assets. The estimated actuarial loss of approximately $3 million will be amortized from the accumulated other comprehensive income into net periodic pension cost in 2012.
Estimated future benefit payments as of December 31, 2011 are as follows:

Year	Amount
2012	$8
2013	8
2014	8
2015	9
2016	9
2017 through 2021	48

The minimum funding required during 2012 is estimated to be $9 million.
The Company recognized a loss of $21 million and a loss of $6 million in other comprehensive income for the years ended December 31, 2011 and 2010, respectively. The total amount recognized in net periodic pension cost (benefit) and other comprehensive income was $24 million and $9 million for the years ended December 31, 2011 and 2010, respectively.
The amount in accumulated other comprehensive income not yet recognized as components of the periodic pension cost (benefit) is comprised of an actuarial loss of $54 million and $34 million as of December 31, 2011 and 2010, respectively.
It is the objective of the plan sponsor to maintain an adequate level of diversification to balance market risk, prudently invest to preserve capital and to provide sufficient liquidity under the plan. The assumption used for the expected long-term rate of return on plan assets is based on the long-term expected returns for the investment mix of assets currently in the portfolio. Historic real return trends for the various asset classes in the class portfolio are combined with anticipated future market conditions to estimate the real rate of return for each class. These rates are then adjusted for anticipated future inflation to determine estimated nominal rates of return for each class.
The following table presents the fair values of plan assets by category as of December 31, 2011:

Asset Category	Quoted Price in Active Market for Identical Assets (Level I)	Significant Other Observable Inputs (Level II)	Significant Unobservable Inputs (Level III)	Total
Cash and cash equivalents	$2	$—	$—	$2
Equity Securities:
U.S. large-cap funds	—	25	—	25
U.S. small-cap funds	—	5	—	5
International funds	—	8	—	8
Real estate fund	—	3	—	3
Fixed Income Securities:
Bond funds	—	51	—	51
Total	$2	$92	$—	$94
The following table presents the fair values of plan assets by category as of December 31, 2010:

Asset Category	Quoted Price in Active Market for Identical Assets (Level I)	Significant Other Observable Inputs (Level II)	Significant Unobservable Inputs (Level III)	Total
Cash and cash equivalents	$2	$—	$—	$2
Equity Securities:
U.S. large-cap funds	—	22	—	22
U.S. small-cap funds	—	5	—	5
International funds	—	7	—	7
Real estate fund	—	3	—	3
Fixed Income Securities:
Bond funds	—	52	—	52
Total	$2	$89	$—	$91

OTHER EMPLOYEE BENEFIT PLANS
The Company also maintains post-retirement health and welfare plans for certain subsidiaries and a non-qualified pension plan for certain individuals. At December 31, 2011 and 2010, the related projected benefit obligation for these plans accrued on the Company’s Consolidated Balance Sheets (primarily within Other non-current liabilities) was $10 million and $10 million, respectively. The expense recorded by the Company in 2011 and 2010 was less than $1 million.
DEFINED CONTRIBUTION SAVINGS PLAN
The Company sponsors a defined contribution savings plan that provides certain eligible employees of the Company an opportunity to accumulate funds for retirement. Prior to mid-February 2008, the Company matched a portion of the contributions made by participating employees. In July 2010, the Company reinstated the match for a portion of the contributions made by participating employees. The Company’s cost for contributions to this plan was $5 million, $2 million and $0 for the years ended December 31, 2011, 2010 and 2009, respectively.